UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23214

GraniteShares ETF Trust

(Exact name of registrant as specified in charter)

205 Hudson Street, 7th floor
New York, New York 10013

(Address of principal executive offices) (Zip code)

William Rhind

GraniteShares ETF Trust

205 Hudson Street, 7th floor
New York, New York 10013

(Name and address of agent for service)

Copy to:

Andrew J. Davalla, Esq.

Thompson Hine

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: June 30

Date of reporting period: July 1, 2022- December 31, 2022

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

(a)

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GraniteShares ETF Trust

By (Signature and Title)	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	March 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	March 9, 2023

graniteshares

GRANITESHARES ETF TRUST
SEMI-ANNUAL REPORT
December 31, 2022

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
COMB

GraniteShares HIPS U.S. High Income ETF
HIPS

GraniteShares XOUT U.S. Large Cap ETF
XOUT

Table of Contents

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples are based on an investment of $1,000 invested at July 1, 2022 and held for the entire period ended December 31, 2022.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expense Ratio[(a)]	Expenses Paid During Period 7/1/22 - 12/31/22[(b)]
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF				
Actual	$1,000.00	$975.80	0.25%	$1.25
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28
GraniteShares HIPS U.S. High Income ETF				
Actual	$1,000.00	$1,031.80	0.70%	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
GraniteShares XOUT U.S. Large Cap ETF				
Actual	$1,000.00	$991.40	0.60%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06

(a) *Annualized, based on the Fund's most recent fiscal half year expenses.*
(b) *Expenses are equal to the Fund's annualized expense ratio disclosed above multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 365.*

Investments		Principal Amount		Value
UNITED STATES TREASURY OBLIGATIONS - 92.83%[a]				
United States Treasury Bill, 0.090% , 01/03/2023 [b]	$	17,000,000	$	17,000,000
United States Treasury Bill, 0.140% , 01/05/2023		25,000,000		24,994,962
United States Treasury Bill, 0.490% , 01/17/2023		20,000,000		19,971,420
United States Treasury Bill, 3.960% , 01/26/2023 [b]		10,000,000		9,975,240
United States Treasury Bill, 1.300% , 02/02/2023		15,000,000		14,952,473
United States Treasury Bill, 3.370% , 02/09/2023 [b]		19,000,000		18,924,304
United States Treasury Bill, 2.110% , 02/16/2023		20,000,000		19,900,660
United States Treasury Bill, 2.410% , 02/23/2023 [b]		10,000,000		9,939,890
United States Treasury Bill, 2.810% , 03/02/2023		20,000,000		19,863,580
United States Treasury Bill, 3.730% , 03/23/2023		17,000,000		16,841,960
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $172,249,651)				172,364,489
TOTAL INVESTMENTS - 92.83% (Cost $172,249,651)			$	172,364,489
Other Assets In Excess Of Liabilities - 7.17%				13,313,879[c]
NET ASSETS (100.00%)			$	185,678,368

[a] *Rate shown represents the bond equivalent yield to maturity at date of purchase.*
[b] *A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 1.*
[c] *Includes cash which is being held as collateral for futures contracts.*

At December 31, 2022, open futures contracts were as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
Brent Crude[(a)]	150	01/31/23	Long	$ 12,886,500	–	$ (772,170)
Coffee 'C'[(a)]	56	03/21/23	Long	3,513,300	26,869	–
Copper[(a)]	88	03/29/23	Long	8,383,100	82,625	–
Corn[(a)]	327	03/14/23	Long	11,093,475	216,550	–
Cotton No.2[(a)]	46	03/09/23	Long	1,917,510	–	(41,735)
E-Mini Silver[(a)]	1	02/24/23	Long	60,100	–	(525)
Gasoline RBOB[(a)]	40	02/28/23	Long	4,163,544	599,924	–
Gold 100 Oz[(a)]	148	02/24/23	Long	27,027,760	1,007,341	–
Heating Oil Future[(a)]	35	02/28/23	Long	4,673,424	490,799	–
KC Hard Red Winter Wheat[(a)]	76	03/14/23	Long	3,374,400	–	(149,538)
Lean Hogs[(a)]	93	02/14/23	Long	3,262,440	–	(33,780)
Live Cattle[(a)]	115	02/28/23	Long	7,263,400	170,420	–
LME Nickel[(a)]	62	01/16/23	Long	11,123,172	2,738,886	–
LME Nickel[(a)]	53	03/13/23	Long	9,554,310	108,876	–
LME Primary Aluminum[(a)]	161	01/16/23	Long	9,456,778	216,353	–
LME Primary Aluminum[(a)]	140	03/13/23	Long	8,302,035	–	(341,716)
LME Zinc[(a)]	96	01/16/23	Long	7,176,600	128,912	–
LME Zinc[(a)]	84	03/13/23	Long	6,250,650	–	(573,644)
Low Sulphur Gasoil[(a)]	66	03/10/23	Long	5,824,500	441,925	–
Natural Gas[(a)]	383	02/24/23	Long	15,718,320	–	(6,218,649)
Silver[(a)]	75	03/29/23	Long	9,015,000	861,670	–
Soybean[(a)]	147	03/14/23	Long	11,201,400	313,350	–
Soybean Meal[(a)]	151	03/14/23	Long	7,112,100	215,850	–
Soybean Oil[(a)]	159	03/14/23	Long	6,112,278	264,306	–
Sugar #11[(a)]	242	02/28/23	Long	5,431,642	525,583	–
Wheat (CBT)[(a)]	135	03/14/23	Long	5,346,000	–	(258,938)
WTI Crude[(a)]	180	02/21/23	Long	14,481,000	1,307,350	–
Total Futures Contracts					$ 9,717,589	(8,390,695)
Net Unrealized Appreciation					$ 1,326,894	$ –

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
LME Nickel[(a)]	(62)	01/16/23	Short	$ (11,123,172)	–	(410,562)
LME Nickel[(a)]	(14)	03/13/23	Short	(2,523,780)	11,094	–
LME Primary Aluminum[(a)]	(161)	01/16/23	Short	(9,456,778)	314,839	–
LME Primary Aluminum[(a)]	(38)	03/13/23	Short	(2,253,410)	2,815	–
LME Zinc[(a)]	(96)	01/16/23	Short	(7,176,600)	517,575	–
LME Zinc[(a)]	(22)	03/13/23	Short	(1,637,075)	17,350	–
Total Futures Contracts					$ 863,673	(410,562)
Net Unrealized Appreciation					$ 453,111	–

See Notes to Consolidated Financial Statements

Investments	Shares	Value
COMMON STOCKS - 44.63%		
Capital Markets - 14.87%		
Ares Capital Corp.	33,700	$ 622,439
Bain Capital Specialty Finance, Inc.	49,289	586,539
BlackRock TCP Capital Corp.	48,279	624,730
Blackstone Secured Lending Fund	27,254	609,127
Capital Southwest Corp.	35,682	609,627
Carlyle Secured Lending, Inc.	42,844	613,098
Goldman Sachs BDC, Inc.	42,934	589,054
Golub Capital BDC, Inc.	47,201	621,165
Hercules Capital, Inc.	46,591	615,933
Main Street Capital Corp.	16,981	627,448
New Mountain Finance Corp.	50,550	625,304
Owl Rock Capital Corp.	52,320	604,296
Prospect Capital Corp.	86,535	604,880
Sixth Street Specialty Lending, Inc.	35,312	628,554
SLR Investment Corp.	43,762	608,729
Total Capital Markets		9,190,923
Energy Equipment & Services - 2.08%		
Archrock, Inc.	72,677	652,640
USA Compression Partners LP[a]	32,416	633,084
Total Energy Equipment & Services		1,285,724
Equity Real Estate Investment Trust (REIT) - 5.98%		
Alexander's, Inc.	2,811	618,589
Easterly Government Properties, Inc.	44,300	632,161
EPR Properties	16,338	616,269
Global Net Lease, Inc.	47,827	601,185
Public Storage	2,188	613,056
Weyerhaeuser Co.	19,732	611,692
Total Equity Real Estate Investment Trust (REIT)		3,692,952
Mortgage Real Estate Investment Trust (REIT) - 8.52%		
AGNC Investment Corp.	57,527	595,404
Annaly Capital Management, Inc.	27,437	578,372
Arbor Realty Trust, Inc.	45,082	594,632
Blackstone Mortgage Trust, Inc., Class A	27,266	577,221
Franklin BSP Realty Trust, Inc.	45,182	582,848
KKR Real Estate Finance Trust, Inc.	42,079	587,423
Ladder Capital Corp.	59,482	597,199
Ready Capital Corp.	51,098	569,232
Starwood Property Trust, Inc.	32,010	586,743
Total Mortgage Real Estate Investment Trust (REIT)		5,269,074
Oil, Gas & Consumable Fuels - 13.18%		
Antero Midstream Corp.	57,799	623,651
Black Stone Minerals LP[a]	37,749	636,826
Crestwood Equity Partners LP	23,411	613,134
Enterprise Products Partners LP	25,938	625,625
Hess Midstream LP, Class A	21,141	632,539
Holly Energy Partners LP[a]	34,094	617,783
Kimbell Royalty Partners LP	37,749	630,408
Magellan Midstream Partners LP	12,560	630,638
MPLX LP[a]	19,045	625,438
Plains All American Pipeline LP[a]	53,979	633,983
Plains GP Holdings LP, Class A	50,970	633,302
SFL Corp., Ltd.	66,739	615,334

See Notes to Financial Statements

Investments	Shares	Value
Oil, Gas & Consumable Fuels (continued)		
Sunoco LP[a]	14,553	$ 627,234
Total Oil, Gas & Consumable Fuels		8,145,895
TOTAL COMMON STOCKS		
(Cost $28,705,142)		27,584,568
INVESTMENT COMPANIES - 55.42%		
Angel Oak Financial Strategies Income Term Trust	174,413	2,234,231
Ares Dynamic Credit Allocation Fund, Inc.	191,512	2,219,624
Barings Global Short Duration High Yield Fund	175,915	2,230,602
BlackRock Corporate High Yield Fund, Inc.	257,619	2,251,590
First Trust Senior Floating Rate Income Fund II	234,248	2,232,383
KKR Income Opportunities Fund	203,482	2,240,337
Nuveen Credit Strategies Income Fund	447,498	2,277,765
Nuveen Real Asset Income and Growth Fund	193,826	2,267,764
PGIM Global High Yield Fund, Inc.	205,154	2,223,869
PGIM High Yield Bond Fund, Inc.	188,144	2,233,269
Templeton Emerging Markets Income Fund	449,288	2,466,592
Voya Global Equity Dividend and Premium Opportunity Fund	430,352	2,328,204
Western Asset Emerging Markets Debt Fund, Inc.	257,619	2,346,909
Western Asset High Yield Defined Opportunity Fund, Inc.	187,516	2,340,200
Source Capital, Inc.	61,211	2,366,417
TOTAL INVESTMENT COMPANIES		
(Cost $43,134,366)		34,259,756
TOTAL INVESTMENTS - 100.05%		
(Cost $71,839,508)		$ 61,844,324
Liabilities In Excess Of Other Assets - (0.05%)		(32,851)
NET ASSETS (100.00%)		$ 61,811,473

(a) *Master Limited Partnership ("MLP").*

See Notes to Financial Statements

Investments	Shares	Value
COMMON STOCKS - 99.90%		
Aerospace & Defense - 0.73%		
Axon Enterprise, Inc.[(a)]	210	$ 34,845
HEICO Corp.	365	56,079
Raytheon Technologies Corp.	4,515	455,653
Total Aerospace & Defense		546,577
Air Freight & Logistics - 0.69%		
Expeditors International of Washington, Inc.	494	51,336
United Parcel Service, Inc., Class B	2,714	471,803
Total Air Freight & Logistics		523,139
Automobiles - 1.72%		
Tesla, Inc.[(a)]	10,473	1,290,064
Beverages - 2.60%		
Coca-Cola Co.	13,638	867,513
Constellation Brands, Inc., Class A	668	154,809
Monster Beverage Corp.[(a)]	1,598	162,245
PepsiCo, Inc.	4,251	767,986
Total Beverages		1,952,553
Biotechnology - 3.70%		
AbbVie, Inc.	5,409	874,148
Alnylam Pharmaceuticals, Inc.[(a)]	393	93,396
Amgen, Inc.	1,638	430,203
Biogen, Inc.[(a)]	426	117,968
BioMarin Pharmaceutical, Inc.[(a)]	540	55,885
Gilead Sciences, Inc.	3,809	327,003
Horizon Therapeutics PLC[(a)]	697	79,319
Incyte Corp.[(a)]	685	55,019
Moderna, Inc.[(a)]	1,109	199,199
Regeneron Pharmaceuticals, Inc.[(a)]	338	243,864
Seagen, Inc.[(a)]	581	74,664
Vertex Pharmaceuticals, Inc.[(a)]	776	224,093
Total Biotechnology		2,774,761
Building Products - 0.31%		
Carrier Global Corp.	2,683	110,674
Trane Technologies PLC	719	120,857
Total Building Products		231,531
Capital Markets - 2.22%		
Blackstone, Inc.	4,463	331,110
FactSet Research Systems, Inc.	115	46,139
Goldman Sachs Group, Inc.	1,119	384,242
Intercontinental Exchange, Inc.	1,734	177,891
LPL Financial Holdings, Inc.	258	55,772
Morgan Stanley	5,347	454,602
MSCI, Inc.	258	120,014
Nasdaq, Inc.	1,562	95,829
Total Capital Markets		1,665,599
Chemicals - 0.89%		
Air Products and Chemicals, Inc.	678	209,001
Corteva, Inc.	2,205	129,610
DuPont de Nemours, Inc.	1,581	108,504
FMC Corp.	385	48,048
International Flavors & Fragrances, Inc.	813	85,235

See Notes to Financial Statements

Investments	Shares	Value
Chemicals (continued)		
PPG Industries, Inc.	749	$ 94,179
Total Chemicals		674,577
Commercial Services & Supplies - 0.69%		
Cintas Corp.	315	142,260
Republic Services, Inc.	972	125,378
Rollins, Inc.	1,517	55,431
Waste Management, Inc.	1,265	198,453
Total Commercial Services & Supplies		521,522
Communications Equipment - 1.17%		
Arista Networks, Inc.[(a)]	920	111,642
Cisco Systems, Inc.	12,236	582,923
Motorola Solutions, Inc.	506	130,401
Ubiquiti, Inc.	187	51,150
Total Communications Equipment		876,116
Construction & Engineering - 0.08%		
Quanta Services, Inc.	431	61,418
Construction Materials - 0.09%		
Martin Marietta Materials, Inc.	200	67,594
Distributors - 0.21%		
Genuine Parts Co.	436	75,650
LKQ Corp.	851	45,452
Pool Corp.	134	40,512
Total Distributors		161,614
Diversified Financial Services - 0.16%		
Apollo Global Management, Inc.	1,872	119,415
Electrical Equipment - 0.13%		
AMETEK, Inc.	715	99,900
Electronic Equipment, Instruments & Components - 0.53%		
Amphenol Corp., Class A	1,857	141,392
CDW Corp.	423	75,539
Keysight Technologies, Inc.[(a)]	575	98,365
Trimble, Inc.[(a)]	820	41,459
Zebra Technologies Corp., Class A[(a)]	164	42,051
Total Electronic Equipment, Instruments & Components		398,806
Energy Equipment & Services - 0.45%		
Baker Hughes Co.	3,251	96,002
Schlumberger, Ltd.	4,577	244,686
Total Energy Equipment & Services		340,688
Entertainment - 1.21%		
Activision Blizzard, Inc.	2,432	186,170
Electronic Arts, Inc.	869	106,174
Live Nation Entertainment, Inc.[(a)]	763	53,212
Netflix, Inc.[(a)]	1,356	399,857
ROBLOX Corp., Class A[(a)]	2,104	59,880
Spotify Technology SA[(a)]	626	49,423
Take-Two Interactive Software, Inc.[(a)]	533	55,501
Total Entertainment		910,217
Equity Real Estate Investment Trust (REIT) - 0.13%		
SBA Communications Corp.	346	96,987
Food & Staples Retailing - 2.54%		
Costco Wholesale Corp.	1,357	619,471
Sysco Corp.	1,579	120,715
Walmart, Inc.	8,136	1,153,604
Total Food & Staples Retailing		1,893,790

See Notes to Financial Statements

Investments	Shares	Value
Food Products - 0.57%		
Hershey Co.	625	$ 144,731
Mondelez International, Inc., Class A	4,253	283,462
Total Food Products		428,193
Health Care Equipment & Supplies - 2.21%		
Abbott Laboratories	5,483	601,979
Dexcom, Inc.[(a)]	1,228	139,059
Edwards Lifesciences Corp.[(a)]	1,942	144,893
Hologic, Inc.[(a)]	803	60,072
IDEXX Laboratories, Inc.[(a)]	276	112,597
Insulet Corp.[(a)]	212	62,411
Intuitive Surgical, Inc.[(a)]	1,119	296,927
ResMed, Inc.	462	96,156
STERIS PLC	319	58,916
Zimmer Biomet Holdings, Inc.	667	85,043
Total Health Care Equipment & Supplies		1,658,053
Health Care Providers & Services - 4.85%		
AmerisourceBergen Corp.	617	102,243
Cardinal Health, Inc.	797	61,265
Centene Corp.[(a)]	1,779	145,896
Cigna Corp.	921	305,164
CVS Health Corp.	4,186	390,093
Elevance Health, Inc.	763	391,396
HCA Healthcare, Inc.	863	207,085
Humana, Inc.	394	201,803
McKesson Corp.	430	161,302
Molina Healthcare, Inc.[(a)]	181	59,770
Quest Diagnostics, Inc.	364	56,944
UnitedHealth Group, Inc.	2,944	1,560,850
Total Health Care Providers & Services		3,643,811
Health Care Technology - 0.11%		
Veeva Systems, Inc., Class A[(a)]	499	80,529
Hotels, Restaurants & Leisure - 2.42%		
Airbnb, Inc., Class A[(a)]	2,197	187,844
Booking Holdings, Inc.[(a)]	125	251,910
Chipotle Mexican Grill, Inc.[(a)]	86	119,324
Expedia Group, Inc.[(a)]	511	44,764
Hilton Worldwide Holdings, Inc.	854	107,911
Marriott International, Inc., Class A	1,005	149,635
McDonald's Corp.	2,268	597,686
Starbucks Corp.	3,572	354,342
Total Hotels, Restaurants & Leisure		1,813,416
Household Durables - 0.28%		
DR Horton, Inc.	1,117	99,570
Garmin, Ltd.	618	57,035
NVR, Inc.[(a)]	11	50,738
Total Household Durables		207,343
Household Products - 1.56%		
Church & Dwight Co., Inc.	749	60,377
Procter & Gamble Co.	7,350	1,113,966
Total Household Products		1,174,343
Industrial Conglomerates - 0.28%		
3M Co.	1,798	215,616
Insurance - 0.59%		
Aon PLC, Class A	637	191,189

See Notes to Financial Statements

Investments	Shares	Value
Insurance (continued)		
Marsh & McLennan Cos., Inc.	1,541	$ 255,005
Total Insurance		446,194
Interactive Media & Services - 6.14%		
Alphabet, Inc., Class A[(a)]	39,396	3,475,908
Match Group, Inc.[(a)]	944	39,167
Meta Platforms, Inc., Class A[(a)]	8,334	1,002,914
Pinterest, Inc., Class A[(a)]	2,071	50,284
ZoomInfo Technologies, Inc.[(a)]	1,555	46,821
Total Interactive Media & Services		4,615,094
Internet & Direct Marketing Retail - 4.00%		
Amazon.com, Inc.[(a)]	33,606	2,822,903
DoorDash, Inc., Class A[(a)]	1,291	63,027
eBay, Inc.	1,729	71,702
Etsy, Inc.[(a)]	396	47,433
Total Internet & Direct Marketing Retail		3,005,065
IT Services - 5.94%		
Accenture PLC, Class A	1,975	527,009
Akamai Technologies, Inc.[(a)]	499	42,066
Automatic Data Processing, Inc.	1,265	302,157
Block, Inc., Class A[(a)]	1,955	122,852
Cloudflare, Inc., Class A[(a)]	1,129	51,042
EPAM Systems, Inc.[(a)]	190	62,271
Fiserv, Inc.[(a)]	2,006	202,746
FleetCor Technologies, Inc.[(a)]	245	45,002
Gartner, Inc.[(a)]	248	83,363
Jack Henry & Associates, Inc.	216	37,921
Mastercard, Inc., Class A	2,962	1,029,976
Paychex, Inc.	1,126	130,121
PayPal Holdings, Inc.[(a)]	3,756	267,502
Snowflake, Inc., Class A[(a)]	1,071	153,731
VeriSign, Inc.[(a)]	324	66,563
Visa, Inc., Class A	6,433	1,336,521
Total IT Services		4,460,843
Life Sciences Tools & Services - 2.69%		
Agilent Technologies, Inc.	943	141,120
Bio-Techne Corp.	510	42,269
Danaher Corp.	2,360	626,391
Illumina, Inc.[(a)]	524	105,953
IQVIA Holdings, Inc.[(a)]	617	126,417
Mettler-Toledo International, Inc.[(a)]	73	105,518
PerkinElmer, Inc.	413	57,911
Thermo Fisher Scientific, Inc.	1,238	681,753
Waters Corp.[(a)]	191	65,433
West Pharmaceutical Services, Inc.	255	60,014
Total Life Sciences Tools & Services		2,012,779
Machinery - 1.50%		
Caterpillar, Inc.	1,659	397,430
Cummins, Inc.	437	105,881
Fortive Corp.	1,130	72,603
IDEX Corp.	233	53,201
Illinois Tool Works, Inc.	955	210,387
PACCAR, Inc.	1,069	105,799
Parker-Hannifin Corp.	405	117,855

See Notes to Financial Statements

Investments	Shares	Value
Machinery (continued)		
Xylem, Inc.	562	$ 62,140
Total Machinery		1,125,296
Media - 0.94%		
Comcast Corp., Class A	13,310	465,451
Fox Corp., Class A	1,633	49,594
Omnicom Group, Inc.	641	52,286
Sirius XM Holdings, Inc.	12,215	71,336
Trade Desk, Inc., Class A[(a)]	1,478	66,259
Total Media		704,926
Metals & Mining - 0.07%		
Steel Dynamics, Inc.	522	50,999
Multiline Retail - 0.13%		
Dollar Tree, Inc.[(a)]	703	99,432
Oil, Gas & Consumable Fuels - 5.46%		
APA Corp.	1,035	48,314
Cheniere Energy, Inc.	757	113,520
Chevron Corp.	6,071	1,089,684
ConocoPhillips	3,944	465,392
Devon Energy Corp.	2,094	128,802
Diamondback Energy, Inc.	554	75,776
Exxon Mobil Corp.	12,867	1,419,231
Hess Corp.	952	135,013
Marathon Petroleum Corp.	1,462	170,162
Pioneer Natural Resources Co.	752	171,749
Valero Energy Corp.	1,161	147,284
Williams Cos., Inc.	3,938	129,560
Total Oil, Gas & Consumable Fuels		4,094,487
Pharmaceuticals - 6.45%		
Bristol-Myers Squibb Co.	6,489	466,884
Eli Lilly & Co.	2,875	1,051,790
Johnson & Johnson	7,895	1,394,652
Merck & Co., Inc.	7,525	834,899
Pfizer, Inc.	17,138	878,151
Zoetis, Inc.	1,491	218,506
Total Pharmaceuticals		4,844,882
Professional Services - 0.19%		
Booz Allen Hamilton Holding Corp.	403	42,122
CoStar Group, Inc.[(a)]	1,303	100,696
Total Professional Services		142,818
Real Estate Management & Development - 0.11%		
CBRE Group, Inc., Class A[(a)]	1,038	79,884
Road & Rail - 1.50%		
CSX Corp.	6,744	208,929
JB Hunt Transport Services, Inc.	333	58,062
Norfolk Southern Corp.	736	181,365
Old Dominion Freight Line, Inc.	363	103,012
Uber Technologies, Inc.[(a)]	6,240	154,315
Union Pacific Corp.	1,982	410,413
Total Road & Rail		1,116,096
Semiconductors & Semiconductor Equipment - 6.02%		
Advanced Micro Devices, Inc.[(a)]	4,897	317,179
Analog Devices, Inc.	1,626	266,713
Applied Materials, Inc.	2,829	275,488
Broadcom, Inc.	1,269	709,536

See Notes to Financial Statements

Investments	Shares	Value
Semiconductors & Semiconductor Equipment (continued)		
Enphase Energy, Inc.[(a)]	395	$ 104,659
KLA Corp.	443	167,024
Lam Research Corp.	458	192,497
Marvell Technology, Inc.	2,603	96,415
Microchip Technology, Inc.	1,760	123,640
Monolithic Power Systems, Inc.	153	54,102
NVIDIA Corp.	8,041	1,175,113
ON Semiconductor Corp.[(a)]	1,414	88,191
QUALCOMM, Inc.	3,457	380,063
Skyworks Solutions, Inc.	511	46,567
Teradyne, Inc.	503	43,937
Texas Instruments, Inc.	2,879	475,668
Total Semiconductors & Semiconductor Equipment		4,516,792
Software - 12.85%		
Adobe, Inc.[(a)]	1,457	490,324
ANSYS, Inc.[(a)]	282	68,128
Autodesk, Inc.[(a)]	713	133,238
Bill.com Holdings, Inc.[(a)]	353	38,463
Cadence Design Systems, Inc.[(a)]	858	137,829
Crowdstrike Holdings, Inc., Class A[(a)]	743	78,230
Datadog, Inc., Class A[(a)]	1,027	75,485
Fair Isaac Corp.[(a)]	80	47,886
Fortinet, Inc.[(a)]	2,509	122,665
Gen Digital, Inc.	2,076	44,489
HubSpot, Inc.[(a)]	162	46,839
Intuit, Inc.	928	361,196
Microsoft Corp.	23,628	5,666,466
Oracle Corp.	8,204	670,595
Palantir Technologies, Inc., Class A[(a)]	7,115	45,678
Palo Alto Networks, Inc.[(a)]	982	137,028
Paycom Software, Inc.[(a)]	199	61,752
PTC, Inc.[(a)]	385	46,215
Salesforce, Inc.[(a)]	3,267	433,172
ServiceNow, Inc.[(a)]	636	246,940
Splunk, Inc.[(a)]	550	47,350
Synopsys, Inc.[(a)]	483	154,217
Tyler Technologies, Inc.[(a)]	129	41,591
Unity Software, Inc.[(a)]	1,232	35,223
VMware, Inc., Class A[(a)]	1,319	161,920
Workday, Inc., Class A[(a)]	835	139,721
Zoom Video Communications, Inc., Class A[(a)]	989	66,995
Zscaler, Inc.[(a)]	464	51,922
Total Software		9,651,557
Specialty Retail - 2.91%		
AutoZone, Inc.[(a)]	59	145,505
Best Buy Co., Inc.	748	59,997
Home Depot, Inc.	3,233	1,021,175
Lowe's Cos., Inc.	1,931	384,732
O'Reilly Automotive, Inc.[(a)]	191	161,210
TJX Cos., Inc.	3,411	271,516
Tractor Supply Co.	333	74,915
Ulta Beauty, Inc.[(a)]	159	74,582
Total Specialty Retail		2,193,632

See Notes to Financial Statements

Investments	Shares	Value
Technology Hardware, Storage & Peripherals - 8.78%		
Apple, Inc.	48,982	$ 6,364,230
Dell Technologies, Inc., Class C	2,323	93,431
HP, Inc.	3,238	87,005
NetApp, Inc.	678	40,721
Total Technology Hardware, Storage & Peripherals		6,585,387
Textiles, Apparel & Luxury Goods - 0.17%		
Lululemon Athletica, Inc.[(a)]	401	128,472
Trading Companies & Distributors - 0.22%		
United Rentals, Inc.[(a)]	214	76,060
WW Grainger, Inc.	156	86,775
Total Trading Companies & Distributors		162,835
Wireless Telecommunication Services - 0.71%		
T-Mobile US, Inc.[(a)]	3,816	534,240
TOTAL COMMON STOCKS (Cost $77,407,801)		74,999,882
INVESTMENT COMPANY - 0.07%		
iShares Core S&P 500 ETF	135	51,868
TOTAL INVESTMENT COMPANY (Cost $59,917)		51,868
TOTAL INVESTMENTS - 99.97% (Cost $77,467,718)		$ 75,051,750
Other Assets In Excess Of Liabilities - 0.03%		21,664
NET ASSETS (100.00%)		$ 75,073,414

(a) *Non-Income Producing Security.*

ETF – Exchange Traded Fund

	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF[(a)]	GraniteShares HIPS U.S. High Income ETF	GraniteShares XOUT U.S. Large Cap ETF
ASSETS:			
Investments at cost	$ 172,249,651	$ 71,131,422	$ 77,467,718
Investments at value	172,364,489	61,844,324	75,051,750
Cash	–	–	25,739
Due from broker	10,091,195	–	–
Unrealized appreciation on open futures contracts	10,581,262	–	–
Receivable for investments sold	2,999,000	21,448,283	–
Dividends receivable	–	323,906	36,528
Total Assets	196,035,946	83,616,513	75,114,017
LIABILITIES:			
Bank Overdraft	1,504,033	389,709	–
Unrealized depreciation on open futures contracts	8,801,257	–	–
Payable for investments purchased	–	21,377,820	–
Advisory fees payable	52,288	37,511	40,603
Total Liabilities	10,357,578	21,805,040	40,603
NET ASSETS	$ 185,678,368	$ 61,811,473	$ 75,073,414
NET ASSETS CONSIST OF:			
Paid-in capital	$ 216,985,003	$ 74,918,011	$ 85,784,004
Total distributable earnings/(losses)	(31,306,635)	(13,106,538)	(10,710,590)
NET ASSETS	$ 185,678,368	$ 61,811,473	$ 75,073,414
Shares outstanding	8,250,000	5,100,000	2,300,000
Net Asset Value per share	$ 22.51	$ 12.12	$ 32.64

(a) *Consolidated statement, including GraniteShares BCOM Cayman Limited Wholly Owned Subsidiary (Note 1)*

See Notes to Financial Statements.

	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF[(a)]	GraniteShares HIPS U.S. High Income ETF	GraniteShares XOUT U.S. Large Cap ETF
INVESTMENT INCOME:			
Interest	$ 3,156,099	$ –	$ –
Dividends[(b)]	–	3,252,374	499,467
Total Investment Income	3,156,099	3,252,374	499,467
EXPENSES:			
Advisory fees	360,838	231,384	260,055
Total Expenses	360,838	231,384	260,055
NET INVESTMENT INCOME	2,795,261	3,020,990	239,412
REALIZED LOSS ON:			
Investments	(45,501)	(3,096,422)	(3,330,637)
Futures contracts	(67,818,119)	–	–
Total Net realized loss	(67,863,620)	(3,096,422)	(3,330,637)
NET CHANGE IN UNREALIZED APPRECIATION ON:			
Investments	217,227	2,012,942	2,931,026
Futures contracts	57,676,495	–	–
Net change in unrealized appreciation	57,893,722	2,012,942	2,931,026
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS	(9,969,898)	(1,083,480)	(399,611)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (7,174,637)	$ 1,937,510	$ (160,199)

(a) *Consolidated statement, including GraniteShares BCOM Cayman Limited Wholly Owned Subsidiary (Note 1)*
(b) *Net of overdraft fees of $0, $1,604 and $0, respectively.*

See Notes to Financial Statements.

	For the Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022
OPERATIONS:		
Net investment income/(loss)	$ 2,795,261	$ (85,002)
Net realized gain/(loss)	(67,863,620)	109,711,766
Net change in unrealized appreciation/depreciation	57,893,722	(58,485,562)
Net increase/(decrease) in net assets resulting from operations	(7,174,637)	51,141,202
DISTRIBUTIONS TO SHAREHOLDERS:		
From distributable earnings	(58,274,916)	(36,141,120)
Total distributions	(58,274,916)	(36,141,120)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares	27,207,331	166,291,487
Cost of shares redeemed	(112,648,340)	(66,545,950)
Net increase/(decrease) from capital share transactions	(85,441,009)	99,745,537
Net increase/(decrease) in net assets	(150,890,562)	114,745,619
NET ASSETS:		
Beginning of period	336,568,930	221,823,311
End of period	$ 185,678,368	$ 336,568,930
CAPITAL SHARE TRANSACTIONS:		
Beginning shares	11,150,000	7,850,000
Shares sold	900,000	5,400,000
Shares redeemed	(3,800,000)	(2,100,000)
Shares outstanding, end of period	8,250,000	11,150,000

See Notes to Financial Statements.

		For the Six Months Ended December 31, 2022 (Unaudited)		For the Year Ended June 30, 2022
OPERATIONS:				
Net investment income	$	3,020,990	$	3,997,213
Net realized gain/(loss)		(3,096,422)		3,119,192
Net change in unrealized appreciation/depreciation		2,012,942		(18,026,988)
Net increase/(decrease) in net assets resulting from operations		1,937,510		(10,910,583)
DISTRIBUTIONS TO SHAREHOLDERS:				
From distributable earnings		(3,348,625)		(3,021,207)
Tax return of capital to shareholders		–		(3,100,918)
Total distributions		(3,348,625)		(6,122,125)
CAPITAL SHARE TRANSACTIONS:				
Proceeds from sale of shares		–		44,629,572
Cost of shares redeemed		(2,351,830)		(26,539,386)
Net increase/(decrease) from capital share transactions		(2,351,830)		18,090,186
Net increase/(decrease) in net assets		(3,762,945)		1,057,478
NET ASSETS:				
Beginning of period		65,574,418		64,516,940
End of period	$	61,811,473	$	65,574,418
CAPITAL SHARE TRANSACTIONS:				
Beginning shares		5,300,000		4,100,000
Shares sold		–		2,950,000
Shares redeemed		(200,000)		(1,750,000)
Shares outstanding, end of period		5,100,000		5,300,000

See Notes to Financial Statements.

	For the Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022
OPERATIONS:		
Net investment income	$ 239,412	$ 384,961
Net realized gain/(loss)	(3,330,637)	6,048,096
Net change in unrealized appreciation/depreciation	2,931,026	(28,974,318)
Net decrease in net assets resulting from operations	(160,199)	(22,541,261)
DISTRIBUTIONS TO SHAREHOLDERS:		
From distributable earnings	(208,070)	(415,681)
Total distributions	(208,070)	(415,681)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares	10,831,797	39,941,268
Cost of shares redeemed	(22,863,831)	(53,772,788)
Net decrease from capital share transactions	(12,032,034)	(13,831,520)
Net decrease in net assets	(12,400,303)	(36,788,462)
NET ASSETS:		
Beginning of period	87,473,717	124,262,179
End of period	$ 75,073,414	$ 87,473,717
CAPITAL SHARE TRANSACTIONS:		
Beginning shares	2,650,000	3,050,000
Shares sold	300,000	950,000
Shares redeemed	(650,000)	(1,350,000)
Shares outstanding, end of period	2,300,000	2,650,000

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$ 30.19	$ 28.26	$ 19.49	$ 23.99	$ 26.09	$ 24.39
INCOME FROM OPERATIONS:						
Net investment income/(loss)[(a)]	0.29	(0.01)	(0.05)	0.30	(0.48)	0.32
Net realized and unrealized gain/(loss)[(b)]	(1.03)	6.00	8.84	(4.44)	(2.36)	1.43
Total from investment operations	(0.74)	5.99	8.79	(4.14)	(1.88)	1.75
DISTRIBUTIONS:						
From net investment income	(6.94)	(4.06)	(0.02)	(0.36)	(0.22)	(0.05)
Total distributions	(6.94)	(4.06)	(0.02)	(0.36)	(0.22)	(0.05)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(7.68)	1.93	8.77	(4.50)	(2.10)	1.70
NET ASSET VALUE, END OF PERIOD	$ 22.51	$ 30.19	$ 28.26	$ 19.49	$ 23.99	$ 26.09
TOTAL RETURN[(c)]	(2.42)%	23.74%	45.10%	(17.55)%	(7.16)%[(d)]	7.19%[(d)]
RATIOS/SUPPLEMENTAL DATA:						
Net assets, end of period (in 000s)	$ 185,677	$ 336,569	$ 221,823	$ 39,993	$ 67,216	$ 30,052
RATIOS TO AVERAGE NET ASSETS						
Ratio of expenses to average net assets	0.25%[(e)]	0.25%	0.25%	0.25%	0.26%	0.52%
Ratio of expenses including waiver/reimbursement to average net assets	0.25%[(e)]	0.25%	0.25%	0.25%	0.25%	0.27%
Ratio of net investment income/(loss) to average net assets	1.94%[(e)]	(0.03)%	(0.19)%	1.36%	1.99%	1.21%
Portfolio turnover rate	0%[(f)]	0%	0%	0%	0%	0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Calculation of the net gain (loss) per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.*

(c) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices.*

(d) *Total return would have been lower if certain fund expenses had not been reimbursed by the Advisor.*

(e) *Annualized.*

(f) *Not Annualized.*

See Notes to Financial Statements.

	For the Year Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018[a]
NET ASSET VALUE, BEGINNING OF PERIOD	$ 12.37	$ 15.74	$ 11.80	$ 16.82	$ 17.30	$ 17.49
INCOME FROM OPERATIONS:						
Net investment income[b]	0.58	0.84	0.87	0.97	0.56	0.29
Distributions of net realized gains from investments in other investment companies.	–	–	–	–	0.00[c]	0.00[c]
Net realized and unrealized gain/(loss)[d]	(0.18)	(2.92)	4.36	(4.70)	0.25	0.27
Total from investment operations	0.40	(2.08)	5.23	(3.73)	0.81	0.56
DISTRIBUTIONS:						
From net investment income	(0.65)	(0.64)	(0.71)	(0.82)	(0.32)	(0.58)
From tax return of capital	–	(0.65)	(0.58)	(0.47)	(0.97)	(0.17)
Total distributions	(0.65)	(1.29)	(1.29)	(1.29)	(1.29)	(0.75)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.25)	(3.37)	3.94	(5.02)	(0.48)	(0.19)
NET ASSET VALUE, END OF PERIOD	$ 12.12	$ 12.37	$ 15.74	$ 11.80	$ 16.82	$ 17.30
TOTAL RETURN[e]	3.18%	(14.16)%	46.75%	(23.20)%	4.95%[f]	3.38%[f][g]
RATIOS/SUPPLEMENTAL DATA:						
Net assets, end of period (in 000s)	$ 61,811	$ 65,574	$ 64,517	$ 6,490	$ 7,569	$ 7,786
RATIOS TO AVERAGE NET ASSETS						
Ratio of expenses to average net assets	0.70%[h]	0.70%	0.70%	0.70%	0.73%	0.98%[h]
Ratio of expenses including waiver/reimbursement to average net assets	0.70%[h]	0.70%	0.70%	0.70%	0.70%	0.70%[h]
Ratio of net investment income to average net assets	9.14%[h]	5.74%	6.07%	6.65%	3.33%	2.92%[h]
Portfolio turnover rate	35%[g]	74%	65%	51%	112%	33%[g]

(a) *For the period December 1, 2017 to June 30, 2018.*
(b) *Based on daily average shares outstanding during the period.*
(c) *Less than $(0.005).*
(d) *Calculation of the net gain (loss) per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.*
(e) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices.*
(f) *Total return would have been lower if certain fund expenses had not been reimbursed by the Advisor.*
(g) *Not Annualized.*
(h) *Annualized.*

See Notes to Financial Statements.

	For the Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Period October 4, 2019 (Commencement of operations) to June 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$ 33.01	$ 40.74	$ 29.19	$ 25.37
INCOME FROM OPERATIONS:				
Net investment income[(a)]	0.10	0.13	0.15	0.17
Net realized and unrealized gain/(loss)	(0.38)	(7.72)	11.55	3.81
Total from investment operations	(0.28)	(7.59)	11.70	3.98
DISTRIBUTIONS:				
From net investment income	(0.09)	(0.14)	(0.15)	(0.15)
From realized gains	–	–	–	(0.01)
Total distributions	(0.09)	(0.14)	(0.15)	(0.16)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.37)	(7.73)	11.55	3.82
NET ASSET VALUE, END OF PERIOD	$ 32.64	$ 33.01	$ 40.74	$ 29.19
TOTAL RETURN[(b)]	(0.86)%	(18.69)%	40.16%	15.78%
RATIOS/SUPPLEMENTAL DATA:				
Net assets, end of period (in 000s)	$ 75,073	$ 87,474	$ 124,262	$ 30,647
RATIOS TO AVERAGE NET ASSETS				
Ratio of expenses to average net assets	0.60%[(c)]	0.60%	0.60%	0.60%[(c)]
Ratio of expenses including waiver/reimbursement to average net assets	0.60%[(c)]	0.60%	0.60%	0.60%[(c)]
Ratio of net investment income to average net assets	0.55%[(c)]	0.31%	0.43%	0.84%[(c)]
Portfolio turnover rate	29%[(d)]	45%	39%	39%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices.*

(c) *Annualized.*

(d) *Not Annualized.*

1. ORGANIZATION

GraniteShares ETF Trust (the "Trust"), organized as a Delaware statutory trust on November 7, 2016, is an open-end management investment company registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"). As of December 31, 2022, the Trust consists of ten separate investment portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF ("COMB"), GraniteShares HIPS U.S. High Income ETF ("HIPS") and GraniteShares XOUT U.S. Large Cap ETF ("XOUT") (each, a "Fund", and collectively, the "Funds"). COMB is a non-diversified series. HIPS and XOUT are each a diversified series. The offering of the Funds' shares is registered under the Securities Act of 1933, as amended (the "Securities Act"). The investment objective of COMB is to seek to provide long-term capital appreciation, primarily through exposure to commodity futures markets. The investment objective of HIPS and XOUT are to track the performance, before fees and expenses, of the TFMS HIPS Index and XOUT U.S. Large Cap Index (each, an "Index", and collectively, the "Indexes"), respectively. COMB, HIPS and XOUT commenced operations on May 19, 2017, January 6, 2015 and October 4, 2019, respectively.

On December 13, 2017, the shareholders of the Master Income ETF (the "Reorganizing Fund"), a series of the ETF Series Solutions, approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Reorganizing Fund to the GraniteShares ETF Trust. HIPS, a new series of the Trust, assumed the financial and performance history of the Master Income ETF. The tax-free merger took place on December 15, 2017.

HIPS fiscal year was changed to June 30. As a result, HIPS had a shortened fiscal year covering the transitional period between the Fund's prior fiscal year end November 30, 2017 and June 30, 2018.

Although XOUT is registered as a diversified series, it may become "non-diversified," as defined under the Investment Company Act of 1940, solely as a result of changes in relative market capitalization or index weighting of one or more constituents of the Index that the fund aims to track.

Consolidated Subsidiary: COMB invests in certain commodity-related investments through GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary (the "Subsidiary").

The following table reflects the net assets of the Subsidiary as a percentage of COMB's net assets at December 31, 2022:

Fund	Wholly Owned Subsidiary	Value	Percentage of Fund's Net Assets
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares BCOM Cayman Limited	$38,402,318	20.68%

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds follows the accounting and reporting guidance in the Accounting Standards Codifications 946, "Financial Services—Investment Companies" issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable tax rules and regulations.

Distributions received from the Funds' investments in master limited partnerships ("MLPs") generally are comprised of ordinary income and return of capital from the MLPs. The Funds allocate distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each MLP and other industry sources. These estimates may subsequently be revised based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

Distributions received from the Funds' investments in real estate investment trusts ("REITs") and Business Development Corporations ("BDCs") may be characterized as ordinary income, net capital gains, or a return of capital. The proper characterization of BDC and REIT distributions is generally

not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Funds' shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT and BDC investments, a portion of the distributions received by the Funds' shareholders may represent a return of capital.

Distributions received from the Funds' investments in closed-end funds ("CEFs") are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management's estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Futures contracts: COMB, through its Subsidiary, invests in a combination of exchange-listed commodity futures contracts in the normal course of pursuing its investment objectives. A futures contract is a financial instrument in which a party agrees to pay a fixed price for securities or commodities at a specified future date. Futures contracts are traded at market prices on exchanges pursuant to terms common to all market participants. Upon entering into such contracts, COMB is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by COMB and variation margin receivable or payable. Payments received or paid by COMB adjust the variation margin account. When a contract is closed, COMB records a realized gain or loss.

Futures contracts may be highly volatile. Price movements may be sudden and extreme, and are influenced by a variety of factors including, among other things, changing supply and demand relationships; climate; government agricultural, trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; crop diseases; the purchasing and marketing programs of different nations; and changes in interest rates.

Open futures contracts at December 31, 2022 are listed in COMB's Consolidated Schedule of Investments. As of December 31, 2022, the balance of margin receivable from the broker to the Fund was $10,091,195 as presented on the Consolidated Statement of Assets and Liabilities as due from broker. At December 31, 2022 the Fund had a variation margin receivable from the broker of $8,311,190. The variation margin payable/receivable is represented by the difference between the balance of margin receivable from the broker and the unrealized appreciation/depreciation on open futures contracts as of December 31, 2022.

3. SECURITIES VALUATION

The Funds calculate their net asset value ("NAV") each day the New York Stock Exchange (the "NYSE") is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the "NAV Calculation Time").

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. ("NYSE Arca") is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund's NAV per share.

If a market quotation is not readily available or is deemed not to reflect market value, the Adviser determines the price of the security held by the Funds based on a determination of the security's fair value pursuant to policies and procedures approved by the Board of Trustees (the "Board"). In addition, the Funds may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Funds' NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Fixed income instruments are valued based on prices received from pricing services. The pricing services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the pricing services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments.

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in closed-end funds are valued at closing quoted sale price or the official closing price of the day, respectively. Registered fund positions held by HIPS at December 31, 2022 are represented by closed-ended (single class) registered funds and open-end mutual fund. Registered fund positions held by XOUT are represented by open-ended mutual funds.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." A variety of factors may be considered in determining the fair value of such securities.

Valuing each Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

4. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund's investments at December 31, 2022 were as follows:

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
United States Treasury Obligations	$ 172,364,489	$ –	$ –	$ 172,364,489
Total	$ 172,364,489	$ –	$ –	$ 172,364,489

Other Financial Instruments				
Assets				
Futures Contracts	$ 10,581,262	$ –	$ –	$ 10,581,262
Liabilities				
Futures Contracts	$ (8,801,257)	$ –	$ –	$ (8,801,257)
Total	$ 1,780,005	$ –	$ –	$ 1,780,005

GraniteShares HIPS U.S. High Income ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$ 27,584,568	$ –	$ –	$ 27,584,568
Investment Companies	34,259,756	–	–	34,259,756
Total	$ 61,844,324	$ –	$ –	$ 61,844,324

GraniteShares XOUT U.S. Large Cap ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$ 74,999,882	$ –	$ –	$ 74,999,882
Investment Company	51,868	–	–	51,868
Total	$ 75,051,750	$ –	$ –	$ 75,051,750

As of December 31, 2022, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

5. ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC (the "Adviser"), the investment adviser to the Funds, is a Delaware limited Liability Company located at 205 Hudson Street, 7th Floor, New York, NY 10013. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Funds with overall responsibility for the portfolio management of the Funds, subject to the supervision of the Board of Trustees (the "Board") of the Trust.

For its services, the Adviser receives a fee that is equal to 0.25% per annum of the average daily net assets of COMB, 0.70% per annum of the average daily net assets of HIPS and 0.60% per annum of the average daily net assets of XOUT, calculated daily and paid monthly. Pursuant to the Advisory Agreement, the Adviser is responsible for substantially all expenses of each Fund (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act).

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of counsel to the Independent Trustees; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature; (vii) any fees and expenses related to the provision of securities lending services; and (viii) the advisory fee payable to the Adviser under the Advisory Agreement.

This contractual arrangement may only be changed or eliminated by or with the consent of the Funds' Board of Trustees.

The Adviser is the only related party involved with the operations of the Funds.

ALPS Fund Services, Inc. ("AFS") serves as the Funds' Administrator, and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. Brown Brothers Harriman & Co serves as the Funds' Custodian and Transfer Agent pursuant to the Custodian and Transfer Agent Agreement.

ALPS Distributors, Inc. ("Distributor") serves as the Funds' distributor. The Trust has adopted a distribution and service plan ("Rule 12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

6. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on NYSE Arca. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called "Creation Units." GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF Creation Units are issued and redeemed for cash. GraniteShares HIPS US High Income ETF and GraniteShares XOUT U.S. Large Cap ETF Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of a Creation Unit. The standard fixed transaction fee for each Fund is $500, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the year. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

7. INVESTMENT TRANSACTIONS

During the six-month period ended December 31, 2022, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
GraniteShares HIPS U.S. High Income ETF	$ 22,507,692	$ 25,088,177
GraniteShares XOUT U.S. Large Cap ETF	35,481,812	47,458,631

For the six-month period ended December 31, 2022, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
GraniteShares HIPS U.S. High Income ETF	$ –	$ 2,339,484
GraniteShares XOUT U.S. Large Cap ETF	10,807,134	22,868,260

For the period ended December 31, 2022, HIPS had in-kind net realized losses of $16,282 and XOUT had in-kind net realized gains of $2,551,244.

For COMB there were no costs of purchases and proceeds from sales of investments securities (excluding short-term investments) for the period ended December 31, 2022.

8. VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations. COMB uses derivative instruments as part of its principal investment strategy to achieve its investment objective.

The following is the location and fair values of the Funds' derivative investments disclosed, if any, in the Consolidated Statement of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2022:

Risk Exposure	Asset Location		Fair Value	Liability Location		Fair Value
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF						
Commodity Contracts (Futures Contracts)	Unrealized appreciation on futures contracts	$	10,581,262	Unrealized depreciation on futures contracts	$	(8,801,257)
Total		$	10,581,262		$	(8,801,257)

The following is the location and the effect of derivative investments, if any, on the Funds' Consolidated Statement of Operations, categorized by primary market risk exposure during the six-month period ended December 31, 2022:

Risk Exposure	Statement of Operations Location		Realized Gain/(Loss) on Derivatives Recognized in Income		Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF					
Commodity Contracts (Futures Contracts)	Net realized loss on futures contracts/Net change in unrealized appreciation on futures contracts	$	(67,818,119)	$	57,676,495
Total		$	(67,818,119)	$	57,676,495

For COMB for the six-month period ended December 31, 2022, the net monthly average notional value of futures contracts held were $282,508,622 and the net ending notional value of the futures contracts were $185,553,923.

9. FEDERAL INCOME TAX MATTERS

The Funds intend to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$ 11,127,094	$ (9,232,251)	$ 1,894,843	$ 172,249,651
GraniteShares HIPS U.S. High Income ETF	2,307,257	(11,378,082)	(9,070,825)	70,915,149
GraniteShares XOUT U.S. Large Cap ETF	7,910,116	(10,555,364)	(2,645,248)	77,696,998

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sales and investments in pass through entities.

The tax character of distributions paid by the Funds during the year ended June 30, 2022 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
June 30, 2022			
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	$ 36,141,120	$ –	$ –
GraniteShares HIPS U.S. High Income ETF	3,021,207	–	3,100,918
GraniteShares XOUT U.S. Large Cap ETF	415,681	–	–

10. INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that has not yet occurred. Management expects this risk of loss to be remote.

11. PRINCIPAL RISKS

In the normal course of business, the Funds make investments in financial instruments where the risk of potential loss exists due to changes in the market. The following is a description of select risks of investing in the Funds.

COMB is "non-diversified," meaning that a relatively high percentage of their assets may be invested in a limited number of issuers of securities.

Business Development Company ("BDC") Risk (HIPS): BDC's may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets. BDC's are subject to management and other expenses, which will be indirectly paid by each Fund.

Commodity Futures (COMB): COMB expects to gain exposure to the commodity futures markets initially by investing in Commodity Futures through the Subsidiary. A Commodity Futures contract is a standardized contract traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of underlying commodity at a specified time and place or, alternatively, may call for cash settlement.
Commodity-linked derivative instruments (COMB): Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked instrument is a financial instrument whose value is linked to the movement of a commodity, commodity index, or commodity futures contract. The value of commodity-linked instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Fixed Income Securities (COMB): COMB will invest in Fixed Income Securities. The Fixed Income Securities in which COMB may invest include U.S. government securities, U.S. government agency securities, corporate bonds, debentures and notes, mortgage-backed and other asset-backed securities, event-linked bonds, bank certificates of deposit, fixed time deposits, bankers' acceptances, commercial paper and other short-term fixed income securities with maturities of up to two years. COMB's Fixed Income Securities earn interest income for COMB and can be used as collateral (also referred to as "margin") for the COMB's investments in Commodity Futures. COMB does not target a specific duration or maturity for the debt securities in which it invests. The average duration of the portfolio of Fixed Income Securities will vary based on interest rates.

Industry Concentration Risk (XOUT): In following its methodology, the Index from time to time may be concentrated in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Investment Company Risk (HIPS): The risks of investment in investment companies typically reflect the risks of the types of instruments in which the investment companies invest in. By investing in another investment company, each Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount it can invest in other investment companies, which may adversely affect the Funds' ability to achieve its investment objective.

Investment Style Risk (XOUT): The Index is intended to provide exposure to large cap U.S. equity markets, with certain securities excluded from the index in accordance with the Index methodology. The Index methodology is relatively new, and there can be no assurance that such methodology will result in positive investment performance. The Index methodology may result in the Index being more volatile than a more conventional index. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

MLP Risk (HIPS): MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are fairly leveraged and typically carry a portion of a "floating" rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership. Additionally, there is always the risk that an MLP will fail to qualify for favorable tax treatment.

Non-Diversification Risk (XOUT): To the extent that the Fund becomes non-diversified as necessary to approximate the composition of the Index, it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the Fund's investments, and the Fund may experience increased volatility.

REIT Investment Risk (HIPS): Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Sector Risk: To the extent the Funds invests more heavily in particular sectors of the economy, performance will be especially sensitive to developments that significantly affect those sectors.

The Funds' prospectus contains additional information regarding risks associated with investments in the Fund.

12. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a liquidity risk management program. The Valuation Committee of the Trust has been designated by the Board to administer each Fund's liquidity risk management program. The program's principal objectives include assessing, managing and periodically reviewing each Fund's liquidity risk, based on factors specific to the circumstances of each Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.

During the fiscal year, GraniteShares Advisors, LLC provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation. During the year covered by the liquidity program report to the Board, the program supported each Fund's ability to honor redemption requests timely and GraniteShares Advisors, LLC management of each Fund's liquidity profile, including during periods of market volatility and net redemptions. GraniteShares Advisors, LLC reported that the program operated adequately and that the implementation of the program was effective to manage each Fund's liquidity risk.

There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding each Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Quarterly Portfolio Holdings Information

The Funds files its complete schedule of portfolio holdings with the SEC for their first and third quarters of each year as an exhibit to its reports on Form N-PORT. Copies of the filings will be available without charge on the SEC's website at www.sec.gov.

Proxy Voting Information

A description of the Funds proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-844-476-8747. This information will also be available on the SEC's website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund's net asset value may be found on the Fund's website at www.graniteshares.com.

Authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund's objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained by 1-800-SEC-0330.

Distributor, ALPS Distributors, Inc.

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GraniteShares ETF Trust
205 Hudson Street, 7th Floor
New York, NY 10013

GRANITESHARES ETF TRUST
SEMI-ANNUAL REPORT
December 31, 2022

GraniteShares 1.75x Long BABA Daily ETF
BABX

GraniteShares 1.5x Long META Daily ETF
FBL

GraniteShares 1.5x Long NVDA Daily ETF
NVDL

GraniteShares 1.75x Long AAPL Daily ETF
AAPB

GraniteShares 1.5x Long COIN Daily ETF
CONL

GraniteShares 1x Short TSLA Daily ETF
TSLI

GraniteShares 1.25x Long TSLA Daily ETF
TSL

Table of Contents

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples are based on an investment of $1,000 invested at July 1, 2022 and held for the entire period ended December 31, 2022.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Expense Ratio[(a)]	Expenses Paid During Period 7/1/22 - 12/31/22[(b)]
GraniteShares 1.75x Long BABA Daily ETF				
Actual[(c)]	$1,000.00	$964.00	1.15%	$0.59
Hypothetical (5% return before expenses)	$1,000.00	$1,002.00	1.15%	$0.60
GraniteShares 1.5x Long META Daily ETF				
Actual[(c)]	$1,000.00	$1,065.60	1.15%	$0.62
Hypothetical (5% return before expenses)	$1,000.00	$1,002.00	1.15%	$0.60
GraniteShares 1.5x Long NVDA Daily ETF				
Actual[(c)]	$1,000.00	$753.10	1.15%	$0.52
Hypothetical (5% return before expenses)	$1,000.00	$1,002.00	1.15%	$0.60
GraniteShares 1.75x Long AAPL Daily ETF				
Actual[(d)]	$1,000.00	$617.20	1.15%	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,015.29	1.15%	$4.60
GraniteShares 1.5x Long COIN Daily ETF				
Actual[(d)]	$1,000.00	$182.80	1.15%	$2.68
Hypothetical (5% return before expenses)	$1,000.00	$1,015.29	1.15%	$4.60
GraniteShares 1x Short TSLA Daily ETF				
Actual[(d)]	$1,000.00	$2,041.60	1.15%	$6.95
Hypothetical (5% return before expenses)	$1,000.00	$1,015.29	1.15%	$4.60
GraniteShares 1.25x Long TSLA Daily ETF				
Actual[(d)]	$1,000.00	$324.80	1.15%	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,015.29	1.15%	$4.60

(a) *Annualized, based on the Fund's most recent fiscal half year expenses.*

(b) *Expenses are equal to the Fund's annualized expense ratio disclosed above multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 365.*

(c) *GraniteShares 1.75x Long BABA Daily ETF, GraniteShares 1.5x Long META Daily ETF and GraniteShares 1.5x Long NVDA Daily ETF commenced operations on December 13, 2022. Actual expenses on the Funds are equal to the Fund's annualized expense ratio multiplied by the average account value of the period, multiplied by the number of days since the Funds launched (19) divided by 365.*

(d) *GraniteShares 1.75x Long AAPL Daily ETF, GraniteShares 1.5x Long COIN Daily ETF, GraniteShares 1x Short TSLA Daily ETF and GraniteShares 1.25x Long TSLA Daily ETF commenced operations on August 9, 2022. Actual expenses on the Funds are equal to the Fund's annualized expense ratio multiplied by the average account value of the period, multiplied by the number of days since the Funds launched (145) divided by 365.*

See Notes to Financial Statements.

Other Assets In Excess Of Liabilities - (100.00%)	$	722,851
NET ASSETS (100.00%)	$	722,851

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation[(a)]	Currency	Notional Amount	Floating Rate Index	Spread	Termination Date	Value	Net Unrealized Depreciation
Cowen	Alibaba Group Holding, Ltd.	USD	$ 1,259,863	OBFR01	100 bps	08/09/2023	$ 1,259,863	$ –
TOTAL			$ 1,259,863				$ 1,259,863	$ –

[(a)] *Includes cash which is being held as collateral for total return swap contracts.*

Investment Abbreviations:
OBFR – Overnight Bank Funding Rate

Other Assets In Excess Of Liabilities - (100.00%)	$	799,027
NET ASSETS (100.00%)	$	799,027

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation[(a)]	Currency	Notional Amount	Floating Rate Index	Spread	Termination Date	Value	Net Unrealized Depreciation
Cowen	Meta Platforms, Inc.	USD	$ 1,192,569	OBFR01	100 bps	08/09/2023	$ 1,192,569	$ –
TOTAL			$ 1,192,569				$ 1,192,569	$ –

[(a)] *Includes cash which is being held as collateral for total return swap contracts.*

Investment Abbreviations:
OBFR – Overnight Bank Funding Rate

See Notes to Financial Statements.

Other Assets In Excess Of Liabilities - (100.00%)	$	564,513
NET ASSETS (100.00%)	$	564,513

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation[(a)]	Currency	Notional Amount	Floating Rate Index	Spread	Termination Date	Value	Net Unrealized Depreciation
Cowen	NVIDIA Corp.	USD	$ 841,036	OBFR01	100 bps	08/09/2023	$ 841,036	$ –
TOTAL			$ 841,036				$ 841,036	$ –

[(a)] *Includes cash which is being held as collateral for total return swap contracts.*

Investment Abbreviations:
OBFR – Overnight Bank Funding Rate

Other Assets In Excess Of Liabilities - (100.00%)	$	617,342
NET ASSETS (100.00%)	$	617,342

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation[(a)]	Currency	Notional Amount	Floating Rate Index	Spread	Termination Date	Value	Net Unrealized Depreciation
Cowen	Apple, Inc.	USD	$ 1,071,403	OBFR01	100 bps	08/09/2023	$ 1,071,403	$ –
TOTAL			$ 1,071,403				$ 1,071,403	$ –

[(a)] *Includes cash which is being held as collateral for total return swap contracts.*

Investment Abbreviations:
OBFR – Overnight Bank Funding Rate

See Notes to Financial Statements.

Other Assets In Excess Of Liabilities - (100.00%)	$	869,250
NET ASSETS (100.00%)	$	869,250

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation[(a)]	Currency	Notional Amount	Floating Rate Index	Spread	Termination Date	Value	Net Unrealized Depreciation
Cowen	Coinbase Global, Inc.	USD	$ 1,290,850	OBFR01	100 bps	08/09/2023	$ 1,290,850	$ –
TOTAL			$ 1,290,850				$ 1,290,850	$ –

[(a)] *Includes cash which is being held as collateral for total return swap contracts.*

Investment Abbreviations:
OBFR – Overnight Bank Funding Rate

Other Assets In Excess Of Liabilities - (100.00%)	$	3,739,469
NET ASSETS (100.00%)	$	3,739,469

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation[(a)]	Currency	Notional Amount	Floating Rate Index	Spread	Termination Date	Value	Net Unrealized Depreciation
Cowen	Tesla, Inc.	USD	$ (3,784,213)	OBFR01	(100) bps	08/09/2023	$ (3,784,213)	$ –
TOTAL			$ (3,784,213)				$ (3,784,213)	$ –

[(a)] *Includes cash which is being held as collateral for total return swap contracts.*

Investment Abbreviations:
OBFR – Overnight Bank Funding Rate

Other Assets In Excess Of Liabilities - (100.00%)	$ 731,210
NET ASSETS (100.00%)	$ 731,210

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation[a]	Currency	Notional Amount	Floating Rate Index	Spread	Termination Date	Value	Net Unrealized Depreciation
Cowen	Tesla, Inc.	USD	$ 911,162	OBFR01	100 bps	08/09/2023	$ 911,162	$ –
TOTAL			$ 911,162				$ 911,162	$ –

[a] *Includes cash which is being held as collateral for total return swap contracts.*

Investment Abbreviations:
OBFR – Overnight Bank Funding Rate

		GraniteShares 1.75x Long BABA Daily ETF		GraniteShares 1.5x Long META Daily ETF		GraniteShares 1.5x Long NVDA Daily ETF		GraniteShares 1.75x Long AAPL Daily ETF
ASSETS:								
Cash		322,901		458,402		105,411		110,821
Due from broker		400,000		340,000		460,000		510,000
Due from advisor		5,309		5,299		5,318		27,768
Dividends receivable		663		782		653		811
Other assets		–		310		–		–
Total Assets		728,873		804,793		571,382		649,400
LIABILITIES:								
Administration payable		1,314		1,314		1,314		6,211
Payable for accounting and legal		2,244		2,245		2,241		12,377
Payable to custodian		691		691		691		2,231
Payable for trustee fees		285		285		285		1,325
Payable for transfer agency		521		521		521		4,077
Advisory fees payable		373		399		335		2,661
Other accrued payables		594		311		1,482		3,176
Total Liabilities		6,022		5,766		6,869		32,058
NET ASSETS	$	722,851	$	799,027	$	564,513	$	617,342
NET ASSETS CONSIST OF:								
Paid-in capital	$	749,585	$	749,732	$	749,831	$	947,530
Total distributable earnings/(losses)		(26,734)		49,295		(185,318)		(330,188)
NET ASSETS	$	722,851	$	799,027	$	564,513	$	617,342
Shares outstanding		30,001		30,001		30,001		40,001
Net Asset Value per share	$	24.09	$	26.63	$	18.82	$	15.43

See Notes to Financial Statements.

	GraniteShares 1.5x Long COIN Daily ETF	GraniteShares 1x Short TSLA Daily ETF	GraniteShares 1.25x Long TSLA Daily ETF
ASSETS:			
Cash	–	400,153	23,526
Due from broker	1,000,000	930,000	710,000
Due from advisor	27,702	27,735	27,789
Dividends receivable	661	1,356	655
Receivable for shares sold	–	2,362,873	–
Other assets	–	48,613	–
Total Assets	1,028,363	3,770,730	761,970
LIABILITIES:			
Administration payable	6,212	6,211	6,211
Payable for accounting and legal	12,425	12,400	12,371
Payable to custodian	2,231	2,231	2,231
Payable for trustee fees	1,325	1,325	1,325
Payable for transfer agency	4,077	4,077	4,077
Advisory fees payable	3,448	3,038	2,566
Other accrued payables	129,395	1,979	1,979
Total Liabilities	159,113	31,261	30,760
NET ASSETS	$ 869,250	$ 3,739,469	$ 731,210
NET ASSETS CONSIST OF:			
Paid-in capital	$ 2,188,689	$ 3,277,958	$ 1,358,636
Total distributable earnings/(losses)	(1,319,439)	461,511	(627,426)
NET ASSETS	$ 869,250	$ 3,739,469	$ 731,210
Shares outstanding	190,001	80,001	90,001
Net Asset Value per share	$ 4.57	$ 46.74	$ 8.12

See Notes to Financial Statements.

	GraniteShares 1.75x Long BABA Daily ETF*	GraniteShares 1.5x Long META Daily ETF*	GraniteShares 1.5x Long NVDA Daily ETF*	GraniteShares 1.75x Long AAPL Daily ETF**
INVESTMENT INCOME:				
Dividends	663	782	653	1,850
Total Investment Income	663	782	653	1,850
EXPENSES:				
Advisory fees	373	399	335	2,661
Administration fees	1,314	1,314	1,314	6,211
Transfer agency	521	521	521	4,077
Trustee fees	285	285	285	1,325
Custody fees	260	260	260	904
Accounting and legal	2,244	2,245	2,241	12,377
Other expenses	742	742	742	3,306
Total Expenses	5,739	5,766	5,698	30,861
Less waiver fees	(5,309)	(5,299)	(5,318)	(27,768)
Net Expenses	430	467	380	3,093
NET INVESTMENT INCOME/(LOSS)	233	315	273	(1,243)
REALIZED GAIN/(LOSS) ON:				
Total return swap	(26,967)	48,980	(185,591)	(328,945)
Total Net realized gain/(loss)	(26,967)	48,980	(185,591)	(328,945)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (26,734)	$ 49,295	$ (185,318)	$ (330,188)

* *Commencement of Operations on December 13, 2022.*

** *Commencement of Operations on August 9, 2022.*

See Notes to Financial Statements.

	GraniteShares 1.5x Long COIN Daily ETF**	GraniteShares 1x Short TSLA Daily ETF**	GraniteShares 1.25x Long TSLA Daily ETF**
INVESTMENT INCOME:			
Dividends	2,305	4,548	2,199
Total Investment Income	2,305	4,548	2,199
EXPENSES:			
Advisory fees	3,448	3,038	2,566
Administration fees	6,212	6,211	6,211
Transfer agency	4,077	4,077	4,077
Trustee fees	1,325	1,325	1,325
Custody fees	904	904	904
Accounting and legal	12,425	12,400	12,371
Other expenses	3,306	3,306	3,306
Total Expenses	31,697	31,261	30,760
Less waiver fees	(27,702)	(27,735)	(27,789)
Net Expenses	3,995	3,526	2,971
NET INVESTMENT INCOME/(LOSS)	(1,690)	1,022	(772)
REALIZED GAIN/(LOSS) ON:			
Total return swap	(1,317,749)	555,314	(626,654)
Total Net realized gain/(loss)	(1,317,749)	555,314	(626,654)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,319,439)	$ 556,336	$ (627,426)

* *Commencement of Operations on December 13, 2022.*

** *Commencement of Operations on August 9, 2022.*

		For the Period December 13, 2022 (Commencement of Operations) to December 31, 2022
OPERATIONS:		
Net investment income	$	233
Net realized loss		(26,967)
Net decrease in net assets resulting from operations		(26,734)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		749,585
Net increase from capital share transactions		749,585
Net increase in net assets		722,851
NET ASSETS:		
Beginning of period		–
End of period	$	722,851
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		30,001
Shares outstanding, end of period		30,001

See Notes to Financial Statements.

		For the Period December 13, 2022 (Commencement of Operations) to December 31, 2022
OPERATIONS:		
Net investment income	$	315
Net realized gain		48,980
Net increase in net assets resulting from operations		49,295
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		749,732
Net increase from capital share transactions		749,732
Net increase in net assets		799,027
NET ASSETS:		
Beginning of period		–
End of period	$	799,027
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		30,001
Shares outstanding, end of period		30,001

See Notes to Financial Statements.

		For the Period December 13, 2022 (Commencement of Operations) to December 31, 2022
OPERATIONS:		
Net investment income	$	273
Net realized loss		(185,591)
Net decrease in net assets resulting from operations		(185,318)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		749,831
Net increase from capital share transactions		749,831
Net increase in net assets		564,513
NET ASSETS:		
Beginning of period		–
End of period	$	564,513
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		30,001
Shares outstanding, end of period		30,001

See Notes to Financial Statements.

		For the Period August 9, 2022 (Commencement of Operations) to December 31, 2022
OPERATIONS:		
Net investment loss	$	(1,243)
Net realized loss		(328,945)
Net decrease in net assets resulting from operations		(330,188)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		1,172,270
Cost of shares redeemed		(224,740)
Net increase from capital share transactions		947,530
Net increase in net assets		617,342
NET ASSETS:		
Beginning of period		–
End of period	$	617,342
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		50,001
Shares redeemed		(10,000)
Shares outstanding, end of period		40,001

See Notes to Financial Statements.

		For the Period August 9, 2022 (Commencement of Operations) to December 31, 2022
OPERATIONS:		
Net investment loss	$	(1,690)
Net realized loss		(1,317,749)
Net decrease in net assets resulting from operations		(1,319,439)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		4,490,751
Cost of shares redeemed		(2,302,062)
Net increase from capital share transactions		2,188,689
Net increase in net assets		869,250
NET ASSETS:		
Beginning of period		–
End of period	$	869,250
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		380,001
Shares redeemed		(190,000)
Shares outstanding, end of period		190,001

See Notes to Financial Statements.

		For the Period August 9, 2022 (Commencement of Operations) to December 31, 2022
OPERATIONS:		
Net investment income	$	1,022
Net realized gain		555,314
Net increase in net assets resulting from operations		556,336
DISTRIBUTIONS TO SHAREHOLDERS:		
From distributable earnings		(94,825)
Total distributions		(94,825)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		4,955,205
Cost of shares redeemed		(1,677,247)
Net increase from capital share transactions		3,277,958
Net increase in net assets		3,739,469
NET ASSETS:		
Beginning of period		–
End of period	$	3,739,469
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		130,001
Shares redeemed		(50,000)
Shares outstanding, end of period		80,001

See Notes to Financial Statements.

		For the Period August 9, 2022 (Commencement of Operations) to December 31, 2022
OPERATIONS:		
Net investment loss	$	(772)
Net realized loss		(626,654)
Net decrease in net assets resulting from operations		(627,426)
CAPITAL SHARE TRANSACTIONS:		
Proceeds from sale of shares		1,593,921
Cost of shares redeemed		(235,285)
Net increase from capital share transactions		1,358,636
Net increase in net assets		731,210
NET ASSETS:		
Beginning of period		–
End of period	$	731,210
CAPITAL SHARE TRANSACTIONS:		
Beginning shares		–
Shares sold		100,001
Shares redeemed		(10,000)
Shares outstanding, end of period		90,001

See Notes to Financial Statements.

		For the Period December 13, 2022 (Commencement of operations) to December 31, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$	25.00
INCOME FROM OPERATIONS:		
Net investment income[(a)]		0.01
Net realized and unrealized loss		(0.92)
Total from investment operations		(0.91)
NET (DECREASE) IN NET ASSET VALUE		(0.91)
NET ASSET VALUE, END OF PERIOD	$	24.09
TOTAL RETURN[(b)]		(3.60)%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$	723
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses excluding waiver/reimbursement to average net assets		15.33%[(c)]
Ratio of expenses including waiver/reimbursement to average net assets		1.15%[(c)]
Ratio of net investment income to average net assets		0.62%[(c)]
Portfolio turnover rate		0%

(a) *Based on daily average shares outstanding during the period.*
(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices.*
(c) *Annualized.*

See Notes to Financial Statements.

		For the Period December 13, 2022 (Commencement of operations) to December 31, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$	25.00
INCOME FROM OPERATIONS:		
Net investment income[a]		0.01
Net realized and unrealized gain		1.62
Total from investment operations		1.63
NET INCREASE IN NET ASSET VALUE		1.63
NET ASSET VALUE, END OF PERIOD	$	26.63
TOTAL RETURN[b]		6.56%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$	799
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses excluding waiver/reimbursement to average net assets		14.20%[c]
Ratio of expenses including waiver/reimbursement to average net assets		1.15%[c]
Ratio of net investment income to average net assets		0.77%[c]
Portfolio turnover rate		0%

(a) *Based on daily average shares outstanding during the period.*
(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices.*
(c) *Annualized.*

See Notes to Financial Statements.

		For the Period December 13, 2022 (Commencement of operations) to December 31, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$	25.00
INCOME FROM OPERATIONS:		
Net investment income[a]		0.01
Net realized and unrealized loss		(6.19)
Total from investment operations		(6.18)
NET (DECREASE) IN NET ASSET VALUE		(6.18)
NET ASSET VALUE, END OF PERIOD	$	18.82
TOTAL RETURN[b]		(24.69)%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$	565
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses excluding waiver/reimbursement to average net assets		17.05%[c]
Ratio of expenses including waiver/reimbursement to average net assets		1.15%[c]
Ratio of net investment income to average net assets		0.81%[c]
Portfolio turnover rate		0%

(a) *Based on daily average shares outstanding during the period.*

(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices.*

(c) *Annualized.*

See Notes to Financial Statements.

		For the Period August 9, 2022 (Commencement of operations) to December 31, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$	25.00
INCOME FROM OPERATIONS:		
Net investment loss[(a)]		(0.04)
Net realized and unrealized loss		(9.53)
Total from investment operations		(9.57)
NET (DECREASE) IN NET ASSET VALUE		(9.57)
NET ASSET VALUE, END OF PERIOD	$	15.43
TOTAL RETURN[(b)]		(38.28)%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$	617
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses excluding waiver/reimbursement to average net assets		11.48%[(c)]
Ratio of expenses including waiver/reimbursement to average net assets		1.15%[(c)]
Ratio of net investment loss to average net assets		(0.46)%[(c)]
Portfolio turnover rate		0%

(a) *Based on daily average shares outstanding during the period.*
(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices.*
(c) *Annualized.*

See Notes to Financial Statements.

		For the Period August 9, 2022 (Commencement of operations) to December 31, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$	25.00
INCOME FROM OPERATIONS:		
Net investment loss[(a)]		(0.02)
Net realized and unrealized loss		(20.41)
Total from investment operations		(20.43)
NET (DECREASE) IN NET ASSET VALUE		(20.43)
NET ASSET VALUE, END OF PERIOD	$	4.57
TOTAL RETURN[(b)]		(81.72)%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$	869
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses excluding waiver/reimbursement to average net assets		9.04%[(c)]
Ratio of expenses including waiver/reimbursement to average net assets		1.15%[(c)]
Ratio of net investment loss to average net assets		(0.48)%[(c)]
Portfolio turnover rate		0%

[(a)] *Based on daily average shares outstanding during the period.*

[(b)] *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices.*

[(c)] *Annualized.*

		For the Period August 9, 2022 (Commencement of operations) to December 31, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$	25.00
INCOME FROM OPERATIONS:		
Net investment income[(a)]		0.04
Net realized and unrealized gain		26.44
Total from investment operations		26.48
DISTRIBUTIONS:		
From net investment income		(0.33)
From realized gains		(4.41)
Total distributions		(4.74)
NET INCREASE IN NET ASSET VALUE		21.74
NET ASSET VALUE, END OF PERIOD	$	46.74
TOTAL RETURN[(b)]		104.16%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$	3,739
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses excluding waiver/reimbursement to average net assets		10.19%[(c)]
Ratio of expenses including waiver/reimbursement to average net assets		1.15%[(c)]
Ratio of net investment income to average net assets		0.33%[(c)]
Portfolio turnover rate		0%

(a) *Based on daily average shares outstanding during the period.*
(b) *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices.*
(c) *Annualized.*

See Notes to Financial Statements.

		For the Period August 9, 2022 (Commencement of operations) to December 31, 2022
NET ASSET VALUE, BEGINNING OF PERIOD	$	25.00
INCOME FROM OPERATIONS:		
Net investment loss[(a)]		(0.02)
Net realized and unrealized loss		(16.86)
Total from investment operations		(16.88)
NET (DECREASE) IN NET ASSET VALUE		(16.88)
NET ASSET VALUE, END OF PERIOD	$	8.12
TOTAL RETURN[(b)]		(67.52)%
RATIOS/SUPPLEMENTAL DATA:		
Net assets, end of period (in 000s)	$	731
RATIOS TO AVERAGE NET ASSETS		
Ratio of expenses excluding waiver/reimbursement to average net assets		11.87%[(c)]
Ratio of expenses including waiver/reimbursement to average net assets		1.15%[(c)]
Ratio of net investment loss to average net assets		(0.30)%[(c)]
Portfolio turnover rate		0%

[(a)] *Based on daily average shares outstanding during the period.*
[(b)] *Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at the reinvestment prices.*
[(c)] *Annualized.*

See Notes to Financial Statements.

1. ORGANIZATION

The GraniteShares ETF Trust (the "Trust") was organized as a Delaware statutory trust on November 7, 2016. The Trust is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"), and the offering of each Fund's shares ("Shares") is registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust is an open-end management investment company currently consisting of ten investment series. This report pertains to the GraniteShares 1.75x Long BABA Daily ETF ("BABX"), GraniteShares 1.5x Long META Daily ETF ("FBL"), GraniteShares 1.5x Long NVDA Daily ETF ("NVDL"), GraniteShares 1.75 Long AAPL Daily ETF ("AAPB"), GraniteShares 1.5x Long COIN Daily ETF ("CONL"), GraniteShares 1x Short TSLA Daily ETF ("TSLI") and GraniteShares 1.25x Long TSLA Daily ETF ("TSL") (each, a "Fund", and collectively, the "Funds"). AAPB, CONL, TSL and TSLI commenced operations on August 08, 2022. BABX, FBL and NVDL commenced operations on December 12, 2022. Each Fund is a non-diversified series of a management investment company under the 1940 Act. The remaining Funds in the Trust are presented separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds follows the accounting and reporting guidance in the Accounting Standards Codifications 946, "Financial Services—Investment Companies" issued by the U.S. Financial Accounting Standards Board.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as each Fund is informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable tax rules and regulations.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds distribute all or substantially all of their net investment income to shareholders in the form of dividends.

Total Return Swap contracts: Each of the Funds AAPB, BABX, CONL, FBL, NVDL, TSL may enter into "long" total return swap contracts. Standard equity total return swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested in a particular security). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivative contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. Each Fund's obligations are accrued daily and offset by any amounts owed to the Fund.

In a "long" equity total return swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular security, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the total return swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such security plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the total return swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund's obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds' custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps".

TSLI may enter into total return swap contracts that provide the opposite return of the security ("short" the security). The operations are similar to that of the total return swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the

dividends on the underlying security reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the security underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Interest earned on collateral pledged to a counterparty is presented as part of Interest income on the Statements of Operations. Interest incurred on collateral received from a counterparty is presented as Interest expense on the Statements of Operations.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations.

3. SECURITIES VALUATION

The Funds calculate their net asset value ("NAV") each day the New York Stock Exchange (the "NYSE") is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the "NAV Calculation Time").

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. ("NYSE Arca") is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund's NAV per share.

If a market quotation is not readily available or is deemed not to reflect market value, the Adviser determines the price of the security held by the Funds based on a determination of the security's fair value pursuant to policies and procedures approved by the Board of Trustees (the "Board"). In addition, the Funds may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Funds' NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Fixed income instruments are valued based on prices received from pricing services. The pricing services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the pricing services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments.

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of the last bid and asked prices, if available, and otherwise at the closing bid price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in closed-end funds are valued at closing quoted sale price or the official closing price of the day, respectively. Registered fund positions held by HIPS at December 31, 2022 are represented by closed-ended (single class) registered funds and open-end mutual fund. Registered fund positions held by XOUT are represented by open-ended mutual funds.

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. U.S. Treasury securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes. In each of these situations, valuations are typically categorized as Level2 in the fair value hierarchy.

Exchange traded equity and bond futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." A variety of factors may be considered in determining the fair value of such securities.

Valuing each Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

4. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund's investments at December 31, 2022 were as follows:

GraniteShares 1.75x Long BABA Daily ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ –	$ –	$ –
Total	$ –	$ –	$ –	$ –

GraniteShares 1.5x Long META Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ –	$ –	$ –
Total	$ –	$ –	$ –	$ –

GraniteShares 1.5x Long NVDA Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ –	$ –	$ –
Total	$ –	$ –	$ –	$ –

GraniteShares 1.75x Long AAPL Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ –	$ –	$ –
Total	$ –	$ –	$ –	$ –

GraniteShares 1.5x Long COIN Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ –	$ –	$ –
Total	$ –	$ –	$ –	$ –

GraniteShares 1x Short TSLA Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ –	$ –	$ –
Total	$ –	$ –	$ –	$ –

GraniteShares 1.25x Long TSLA Daily ETF Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets				
Total Return Swap Contracts	$ –	$ –	$ –	$ –
Total	$ –	$ –	$ –	$ –

As of December 31, 2022, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3.

5. ADVISORY AND OTHER AGREEMENTS

GraniteShares Advisors LLC (the "Adviser"), the investment adviser to the Funds, is a Delaware limited Liability Company located at 205 Hudson Street, 7th Floor, New York, NY 10013. The Adviser provides investment advisory services to exchange-traded funds. The Adviser serves as investment adviser to the Funds with overall responsibility for the portfolio management of the Funds, subject to the supervision of the Board of Trustees (the "Board") of the Trust.

For its services, the Adviser receives a fee that is equal to 0.99% per annum of the average daily net assets of the Funds, calculated daily and paid monthly. Pursuant to the Advisory Agreement, the each Fund is responsible for substantially all its expenses.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. The expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

Fund	Investment Advisory Fee Rate	Expense Limitation	Expense Limitation Effective Through
GraniteShares 1.75 Long AAPL Daily ETF	0.99% p.a.	1.15% p.a.	June 30, 2023
GraniteShares 1.75x Long BABA Daily ETF	0.99% p.a.	1.15% p.a.	June 30, 2023
GraniteShares 1.5x Long COIN Daily ETF	0.99% p.a.	1.15% p.a.	June 30, 2023
GraniteShares 1.5x Long META Daily ETF	0.99% p.a.	1.15% p.a.	June 30, 2023
GraniteShares 1.5x Long NVDA Daily ETF	0.99% p.a.	1.15% p.a.	June 30, 2023
GraniteShares 1.25x Long TSLA Daily ETF	0.99% p.a.	1.15% p.a.	June 30, 2023
GraniteShares 1x Short TSLA Daily ETF	0.99% p.a.	1.15% p.a.	June 30, 2023

The expense limitation does not cover the following items that remain expenses of each Fund: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of counsel to the Independent Trustees; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature; (vii) any fees and expenses related to the provision of securities lending services; and (viii) the advisory fee payable to the Adviser under the Advisory Agreement.

This contractual arrangement may only be changed or eliminated by or with the consent of the Funds' Board of Trustees.

The Adviser is the only related party involved with the operations of the Funds.

ALPS Fund Services, Inc. ("AFS") serves as the Funds' Administrator, and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. Brown Brothers Harriman & Co serves as the Funds' Custodian and Transfer Agent pursuant to the Custodian and Transfer Agent Agreement.

ALPS Distributors, Inc. ("Distributor") serves as the Funds' distributor. The Trust has adopted a distribution and service plan ("Rule 12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to a maximum annual rate of 0.25% of its average net assets in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. No distribution fees are currently charged to the Funds; there are no plans to impose these fees.

6. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on Nasdaq. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called "Creation Units." Creation Units are issued and redeemed for cash.. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of a Creation Unit. The standard fixed transaction fee for each Fund is $250, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the year. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

7. VALUATION OF DERIVATIVE INSTRUMENTS

The Funds have adopted authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund's financial position and results of operations. The Funds use derivative instruments as part of their principal investment strategies to achieve their investment objectives.

The following is the location and the effect of derivative investments, if any, on the Funds' Statement of Operations, categorized by primary market risk exposure during the six-month period ended December 31, 2022:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
GraniteShares 1.75x Long BABA Daily ETF			
Equity Contracts (Total Return Swap Contracts)	Net Realized Gain/(Loss) on Total Return Swaps; Net Change in unrealized Appreciation/(Depreciation) on Total Return Swaps	$ (26,967)	$ –
GraniteShares 1.5x Long META Daily ETF			
Equity Contracts (Total Return Swap Contracts)	Net Realized Gain/(Loss) on Total Return Swaps; Net Change in unrealized Appreciation/(Depreciation) on Total Return Swaps	$ 48,980	$ –
GraniteShares 1.5x Long NVDA Daily ETF			
Equity Contracts (Total Return Swap Contracts)	Net Realized Gain/(Loss) on Total Return Swaps; Net Change in unrealized Appreciation/(Depreciation) on Total Return Swaps	$ (185,591)	$ –
GraniteShares 1.75x Long AAPL Daily ETF			
Equity Contracts (Total Return Swap Contracts)	Net Realized Gain/(Loss) on Total Return Swaps; Net Change in unrealized Appreciation/(Depreciation) on Total Return Swaps	$ (328,945)	$ –
GraniteShares 1.5x Long COIN Daily ETF			
Equity Contracts (Total Return Swap Contracts)	Net Realized Gain/(Loss) on Total Return Swaps; Net Change in unrealized Appreciation/(Depreciation) on Total Return Swaps	$ (1,317,749)	$ –

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
GraniteShares 1x Short TSLA Daily ETF			
Equity Contracts (Total Return Swap Contracts)	Net Realized Gain/(Loss) on Total Return Swaps; Net Change in unrealized Appreciation/(Depreciation) on Total Return Swaps	$ 555.314	$ –
GraniteShares 1.25x Long TSLA Daily ETF			
Equity Contracts (Total Return Swap Contracts)	Net Realized Gain/(Loss) on Total Return Swaps; Net Change in unrealized Appreciation/(Depreciation) on Total Return Swaps	$ (626,654)	$ –

The average notional value of total return swap contracts outstanding for the Funds during the period ended December 31, 2012 was $1,259,863 (BABX), $1,192,569 (FBL), $841,036 (NVDL), $1,216,781 (AAPB), $1,289,284 (CONL), $(1,287,163) (TSLI) and $816,231 (TSL).

8. FEDERAL INCOME TAX MATTERS

Each of the Funds intend to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

9. INDEMNIFICATION

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that has not yet occurred. Management expects this risk of loss to be remote.

10. PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds' prospectus for a full discussion.

Underlying Stock Risk: Each Fund seeks daily leveraged long or short investment results of an underlying stock. Each underlying stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Fund's daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Effects of Compounding and Market Volatility Risk: Each Fund aims to replicate the leveraged or inverse daily returns of an underlying stock and a Fund's performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from the underlying stock's performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage or inverse daily returns. The effect of compounding becomes pronounced as the underlying stock

volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the underlying stock during shareholder's holding period of an investment in the Fund.

Correlation Risk: A number of factors may affect the Fund's ability to achieve a high degree of correlation with the underlying stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund's NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted percentage change of underlying stock on such day. In order to achieve a high degree of correlation with underlying stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the underlying stock may prevent the Fund from achieving a high degree of correlation with the underlying stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by underlying stock's movements, including intraday movements. Because of this, it is unlikely that the Fund will have reach its targeted exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the underlying stock is volatile, particularly when underlying stock is volatile at or near the close of the trading day.

Leverage Risk: The Long Funds obtain investment exposure in excess of their net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in leveraged Long Funds is exposed to the risk that a decline in the daily performance of the underlying stock would be magnified. A leveraged Long Fund could theoretically lose an amount greater than its net assets. Leverage will also have the effect of magnifying any differences in a Fund performance's correlation with the underlying stock.

Short Sale Exposure Risk: The short Fund will seek inverse or "short" exposure through financial instruments, which would cause the short Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower a Fund's return, result in a loss, have the effect of limiting a short Fund's ability to obtain inverse exposure through financial instruments, or require a short Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, a short Fund may be unable to meet its investment objective due to a lack of available securities or counterparties.

During such periods, a short Fund's ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the short Fund's short positions, if any, would negatively impact a short Fund. A short Fund could theoretically lose an amount greater than its net assets in the event the underlying stock increases more than 100%.

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Each Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent a Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund's investment strategy, including the desired daily inverse performance for the Fund.

Exchange Traded Fund Structure Risk: Each Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

- The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares in a Fund may trade at a discount to NAV.
- In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and a Fund's NAV.
- In stressed market conditions, the market for a Fund's shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of a Fund's shares may, in turn, lead to differences between the market value of a Fund's shares and a Fund's NAV.
- An active trading market for a Fund's shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that a Fund's Shares will continue to meet the listing requirements of the Exchange. If a Fund's Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund's Shares.

Non-Diversified Risk: Each Fund's portfolio focuses on its underlying stock and will be subject to potential for volatility than a diversified fund.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify a Fund's losses.

Rebalancing Risk: If for any reason a Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund's investment exposure may not be consistent with the Fund's investment objective. In these instances, the Fund may have investment exposure to its underlying stock that is significantly greater or less than its stated multiple. As a result, a Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Trading Halt Risk: Although each underlying stock's shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the underlying stock's shares is expected, in turn, to result in a halt in the trading in the Fund's shares. Trading in the underlying stock's and/or Fund's shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the underling stock's and/or Fund's shares inadvisable. In addition, trading in underlying stock's and/or Fund's shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules." In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund's investment strategy.

Tracking Error Risk: Tracking error is the divergence of a Fund's performance from that of its investment objective. The performance of each Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, a Fund's holding of cash, differences in accrual of dividends, being under- or overexposed to its underlying stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. A Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, each Fund must satisfy certain diversification and other requirements. In particular, each Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of a Fund's assets would be invested in (a) issuers in which a Fund has, in each case, invested more than 5% of the Fund's assets and (b) issuers more than 10% of whose outstanding voting securities are owned by a Fund. The application of these requirements to certain investments (including swaps) that may be entered into by a Fund is unclear. In addition, the application of these requirements to a Fund's investment objective is not clear, particularly because each Fund's investment objective focuses on the performance of the stock of a single issuer. If a Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

11. SUBSEQUENT EVENTS

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a liquidity risk management program. The Valuation Committee of the Trust has been designated by the Board to administer each Fund's liquidity risk management program. The program's principal objectives include assessing, managing and periodically reviewing each Fund's liquidity risk, based on factors specific to the circumstances of each Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund.

During the fiscal year, GraniteShares Advisors, LLC provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation. During the year covered by the liquidity program report to the Board, the program supported each Fund's ability to honor redemption requests timely and GraniteShares Advisors, LLC management of each Fund's liquidity profile, including during periods of market volatility and net redemptions. GraniteShares Advisors, LLC reported that the program operated adequately and that the implementation of the program was effective to manage each Fund's liquidity risk.

There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding each Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Quarterly Portfolio Holdings Information

The Funds files its complete schedule of portfolio holdings with the SEC for their first and third quarters of each year as an exhibit to its reports on Form N-PORT. Copies of the filings will be available without charge on the SEC's website at www.sec.gov.

Proxy Voting Information

A description of the Funds proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-844-476-8747. This information will also be available on the SEC's website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund's net asset value may be found on the Fund's website at www.graniteshares.com.

Authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund's objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained by 1-800-SEC-0330.

Distributor, ALPS Distributors, Inc.

GraniteShares ETF Trust
205 Hudson Street, 7th Floor
New York, NY 10013